Unaudited Condensed Financial Information of The Parent Company (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Share
Schedule of Condensed Balance Sheets [Abstract]
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	400,000,000	400,000,000
Ordinary share, shares issued	38,120,000	38,120,000
Ordinary share, shares outstanding	38,120,000	38,120,000
Class B Ordinary Share
Schedule of Condensed Balance Sheets [Abstract]
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	100,000,000	100,000,000
Ordinary share, shares issued	41,880,000	41,880,000
Ordinary share, shares outstanding	41,880,000	41,880,000